Goodwill and Other Intangible Assets - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Patent rights Year	Mar. 31, 2011 Proprietary technology Year	Mar. 31, 2011 Customer relationships Year	Mar. 31, 2011 Software Year	Mar. 31, 2009 OPU business All others JPY (¥)	Mar. 31, 2010 SME business Nidec Tosok JPY (¥)
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization period (in years)					7	10	18	5
Total amortization of intangible assets	$ 31,329,000	¥ 2,605,000,000	¥ 1,863,000,000	¥ 1,784,000,000
Total indefinite lived intangible assets	22,201,000	1,846,000,000	144,000,000
Goodwill impairment loss			¥ (230,000,000)						¥ 357,000,000	¥ 230,000,000